Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting By Segment
	2016	2015	2014
Dredging:
Contract revenues	$637,468	$681,255	$697,711
Operating income	34,108	64,073	41,620
Depreciation and amortization	54,826	50,556	43,620
Total assets	912,880	872,297	812,181
Property and equipment—net	399,479	397,468	366,027
Goodwill	76,576	76,576	76,576
Investment in joint ventures	381	1	2,114
Capital expenditures	84,263	82,000	79,186
Environmental & infrastructure:
Contract revenues	133,637	181,710	114,412
Operating loss	(19,428)	(41,114)	(17,767)
Depreciation and amortization	8,197	14,029	6,509
Total assets	81,166	127,907	134,324
Property and equipment—net	13,529	32,742	33,418
Goodwill	7,000	7,000	9,750
Investment in joint ventures	4,353	3,760	5,775
Capital expenditures	949	7,279	12,892
Intersegment:
Contract revenues	(3,520)	(6,087)	(5,292)
Total assets	(100,458)	(102,080)	(56,773)
Total:
Contract revenues	767,585	856,878	806,831
Operating income	14,680	22,959	23,853
Depreciation and amortization	63,023	64,585	50,129
Total assets	893,588	898,124	889,732
Property and equipment—net	413,008	430,210	399,445
Goodwill	83,576	83,576	86,326
Investment in joint ventures	4,734	3,761	7,889
Capital expenditures	85,212	89,279	92,078

Revenue Related to Dredging Projects By Type Of Work
	2016	2015	2014
Capital dredging — U.S.	$219,914	$207,058	$195,635
Capital dredging — foreign	59,413	139,945	155,000
Coastal protection dredging	215,041	184,060	194,219
Maintenance dredging	92,274	120,055	123,923
Rivers & lakes	50,826	30,137	28,934
Total dredging	$637,468	$681,255	$697,711

Revenues And Gross Profit From Foreign Project Operations
	2016	2015	2014
Contract revenues	$59,413	$139,945	$155,000
Costs of contract revenues	(66,729)	(105,951)	(118,682)
Gross profit	$(7,316)	$33,994	$36,318